Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Voyage revenues (note 11)	$ 432,676	$ 396,444	$ 397,991
Voyage expenses	(8,202)	(1,656)	(1,146)
Vessel operating expenses (note 11)	(103,139)	(88,590)	(94,101)
Depreciation and amortization	(105,545)	(95,542)	(92,253)
General and administrative expenses (notes 11 and 16)	(16,541)	(18,499)	(25,118)
Restructuring charges (note 17)	0	0	(4,001)
Write-down and loss on sales of vessels (note 18)	(50,600)	(38,976)	0
Income from vessel operations	148,649	153,181	181,372
Equity income (notes 6 and 13e)	9,789	62,307	84,171
Interest expense	(80,937)	(58,844)	(43,259)
Interest income	2,915	2,583	2,501
Realized and unrealized loss on non-designated derivative instruments (note 12)	(5,309)	(7,161)	(20,022)
Foreign currency exchange (loss) gain (notes 9 and 12)	(26,933)	5,335	13,943
Other income	1,561	1,537	1,526
Net income before income tax expense	49,735	158,938	220,232
Income tax expense (note 10)	(824)	(973)	(2,722)
Net income	48,911	157,965	217,510
Non-controlling interest in net income	14,946	17,514	16,627
Preferred unitholders' interest in net income	13,979	2,719	0
General Partner's interest in net income	400	2,755	26,276
Limited partners’ interest in net income	$ 19,586	$ 134,977	$ 174,607
Limited partners’ interest in net income per common unit (note 15):
Basic (USD per unit)	$ 0.25	$ 1.70	$ 2.21
Diluted (USD per unit)	$ 0.25	$ 1.69	$ 2.21
Weighted-average number of common units outstanding (note 15):
Basic (in units)	79,617,778	79,568,352	78,896,767
Diluted (in units)	79,791,041	79,671,858	78,961,102
Cash distributions declared per common unit (USD per unit)	$ 0.56	$ 0.56	$ 2.80